N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Company will credit gain or loss at the end of the Term to amounts allocated to an Indexed Strategy based, in part, on the performance of the Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	The Owner bears the risk of any gain or loss on amounts allocated to the Indexed Strategies and could lose a significant amount of money if the index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Company limits the negative Index return used in calculating loss for an Indexed Strategy at the end of its Term through the use of one of three Negative Return Factors: a Downside Participation Rate, a Buffer, or a Floor.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?
Yes.

Early Withdrawal Charge. If you withdraw money from or Surrender your Contract within the first 6 Contract Years, you may be assessed an Early Withdrawal Charge of up to 9% of the amount withdrawn or Surrendered. For example, if you make a withdrawal from or Surrender your Contract within the first 6 Contract Years, you could pay an Early Withdrawal Charge of up to $9,000 on a Contract with an Account Value of $100,000. This loss will be greater if there is a negative Daily Value Percentage adjustment, you also have to pay taxes and, if before age 59 1/2, you are subject to a penalty tax.

Daily Value Percentage. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. If before the end of a Term you take a withdrawal from an Indexed Strategy, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an Indexed Strategy with a 6-year Term and Surrender the Contract before the 6 years have ended, you could lose up to $100,000 of your investment.
FEE TABLE CHARGES AND ADJUSTMENTS PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Are There Transaction Charges?	Yes. In addition to Early Withdrawal Fees and the Daily Value Percentage, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.	FEE TABLE CHARGES AND ADJUSTMENTS

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you will pay each year during the Accumulation Phase of your Contract. Please refer to your Contract specifications for information about the specific fees you will pay each year.

In addition, there is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the use of a Cap, Upside Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the table below.
FEE TABLE INDEXED STRATEGIES

Annual Fee	Minimum	Maximum
Contracts Issued before June 7, 2024, with application signed before May 7, 2024
Daily Charge Rate (1)	0.75%	0.75%
All other Contracts
Daily Charge Rate (1)	0.95%	0.95%
(1)	As a percentage of the remaining Investment Base of each Indexed Strategy.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Early Withdrawal Charges and potential negative Daily Value Percentage adjustments that could substantially increase costs.
Contracts Issued before June 7, 2024, with application signed before May 7, 2024

Lowest Annual Cost: $787.50	Highest Annual Cost: $787.50
Assumes • Investment of $100,000 • 5% annual appreciation • 0.75% Daily Charge • No additional Purchase Payments, transfers or withdrawals	Assumes • Investment of $100,000 • 5% annual appreciation • 0.75% Daily Charge • No additional Purchase Payments, transfers or withdrawals

All other Contracts

Lowest Annual Cost: $997.50	Highest Annual Cost: $997.50
Assumes • Investment of $100,000 • 5% annual appreciation • 0.95% Daily Charge • No additional Purchase Payments, transfers or withdrawals	Assumes • Investment of $100,000 • 5% annual appreciation • 0.95% Daily Charge • No additional Purchase Payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	Yes.Early Withdrawal Charge. If you withdraw money from or Surrender your Contract within the first 6 Contract Years, you may be assessed an Early Withdrawal Charge of up to 9% of the amount withdrawn or Surrendered. For example, if you make a withdrawal from or Surrender your Contract within the first 6 Contract Years, you could pay an Early Withdrawal Charge of up to $9,000 on a Contract with an Account Value of $100,000. This loss will be greater if there is a negative Daily Value Percentage adjustment, you also have to pay taxes and, if before age 59 1/2, you are subject to a penalty tax.Daily Value Percentage. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. If before the end of a Term you take a withdrawal from an Indexed Strategy, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if you also have to pay an Early Withdrawal Charge, taxes and, if before age 59 1⁄2, you are subject to a penalty tax.In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an Indexed Strategy with a 6-year Term and Surrender the Contract before the 6 years have ended, you could lose up to $100,000 of your investment.
Surrender Charge Phaseout Period, Years | yr	6
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	Yes. In addition to Early Withdrawal Fees and the Daily Value Percentage, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you will pay each year during the Accumulation Phase of your Contract. Please refer to your Contract specifications for information about the specific fees you will pay each year.

In addition, there is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the use of a Cap, Upside Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the table below.
FEE TABLE INDEXED STRATEGIES

Annual Fee	Minimum	Maximum
Contracts Issued before June 7, 2024, with application signed before May 7, 2024
Daily Charge Rate (1)	0.75%	0.75%
All other Contracts
Daily Charge Rate (1)	0.95%	0.95%
(1)	As a percentage of the remaining Investment Base of each Indexed Strategy.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Early Withdrawal Charges and potential negative Daily Value Percentage adjustments that could substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.75%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	7.50%	[1]
Index-Linked Option, Implicit Ongoing Fees [Text Block]	In addition, there is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the use of a Cap, Upside Participation Rate, or Trigger Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the table below.
Lowest Annual Cost [Dollars]	$ 787.50
Highest Annual Cost [Dollars]	$ 787.50
Lowest Annual Cost Footnotes [Text Block]	Assumes • Investment of $100,000 • 5% annual appreciation • 0.75% Daily Charge • No additional Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes • Investment of $100,000 • 5% annual appreciation • 0.75% Daily Charge • No additional Purchase Payments, transfers or withdrawals
Risks [Table Text Block]

	RISKS	Location in Prospectus

Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.

Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 80% loss for a 20% Buffer Strategy; 10% loss for a -10% Floor Strategy; or 0% loss for a 0% Floor Strategy. At the end of a Term for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings. Losses exceeding these amounts may happen before the end of a Term. We may discontinue offering Indexed Strategies with a Buffer or Floor Rate. We will always offer an Indexed Strategy with a 50% Downside Participation Rate.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

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Amounts withdrawn from the Contract may result in Early Withdrawal Charges and taxes and, if before age 59 1⁄2, may be subject to a penalty tax.

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Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Daily Value Percentage and loss of positive Index performance. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT CHARGES AND ADJUSTMENTS STRATEGY SELECTIONS AT TERM END DEFAULT STRATEGY ALLOCATIONS

	RISKS	Location in Prospectus

lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

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Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base used to calculate the Strategy value through the end of a Term, and this proportional reduction could be larger than the dollar amount of the withdrawal.

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At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Indexed Strategy as described in the Default Strategy Allocations section of this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Indexed Strategy will have its own unique risks. You should review the Indexed Strategies before making an investment decision.

A Cap, Upside Participation Rate, combination thereof, or Trigger Rate may limit positive Index returns (e.g., limited upside). You may earn less than the Index returns due to a Cap, Upside Participation Rate, combination thereof, or Trigger Rate.

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The gain for a Term of an Indexed Strategy with a Cap is limited to the Cap. For example, if the Index return over the Term is 16% and the Cap for the Strategy is 10%, the gain for the Term is limited to 10%. For Combination Strategies, the Cap is applied after application of the Upside Participation Rate.

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The gain for a Term of an Indexed Strategy with an Upside Participation Rate is limited by the Upside Participation Rate if the Upside Participation Rate is less than 100%. For example, if the Index return over the Term is 16% and the Upside Participation Rate for the Strategy is 75%, the gain for the Term is limited to 12% (75% of the increase in the value of the Index). For a Term of a Combination Strategy with a Cap, the Upside Participation Rate is applied prior to application of the Cap.

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The gain for a Term of an Indexed Strategy with a Trigger Rate is limited to the Trigger Rate. For example, if the Index return over the Term is 16% and the Trigger Rate for the Strategy is 11%, the gain for the Term is limited to 11% (the Trigger Rate).

The Downside Participation Rate, Buffer or Floor will limit negative Index returns (e.g., limited protection in the case of market decline). For example:

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The loss for a Term of an Indexed Strategy with a Downside Participation Rate is limited by the Downside Participation Rate. For example, if the Index return over the Term is ‑18% and the Downside Participation Rate is 50%, the loss for the Term is limited to 9% (50% of the negative Index change).
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDEXED STRATEGIES

	RISKS	Location in Prospectus

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The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is ‑18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer).

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The loss for a Term of an Indexed Strategy with a Floor is limited to the Floor. For example, if the Index return is ‑18% and the floor is ‑10%, the loss for the Term is limited to 10% (the maximum loss under the Floor).

Each Index other than the First Trust Barclays Edge Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indices and will cause their Index returns to underperform a direct investment in the securities composing the Index. The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance, which will also reduce the Index return and cause their Index returns to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1‑800‑789‑6771.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	50.00%
Investment Restrictions [Text Block]	Yes.Purchase Payments.
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Additional Purchase Payments after the Initial Purchase Payment are only permitted during the Purchase Payment period, which ends two months after the Contract Effective Date. Unless we agree, an additional Purchase Payment cannot be less than the minimum set out in the Contract Specifications section of your Contract, and cannot cause the total Purchase Payments to exceed the maximum set out in the Contract Specifications section of your Contract.
Transfers and Reallocations.
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You cannot reallocate your value among Indexed Strategies during a Term.
Investment Restrictions.
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The 6‑Year Indexed Strategies are only available for a Term that starts in the first Contract Year.
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The 3‑Year Indexed Strategies are only available for Terms that begin before the end of the fourth Contract Years.
Our right to change the Indexed Strategies or Indexes
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In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a ‑20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.
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For each future Term, we may modify the Positive Return Factor rate for any Indexed Strategy.
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At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy, which will always be available.
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For future Terms, we may impose minimum or maximum allocations on an Indexed Strategy. No minimum or maximum shall apply to the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy.
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We have the right to replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. The performance of the new or adjusted Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.
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The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold.

Key Information, Benefit Restrictions [Text Block]	Yes.
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A withdrawal must be at least $500 and cannot reduce the Account Value to less than the Minimum Required Value set out in the Contract Specifications section of your Contract.
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An annuitization cannot occur before the first Contract Anniversary. An annuitization for a fixed period cannot be for less than the Minimum Fixed Period Payout set out in the Contract Specifications section of your Contract. Payment amounts under any option must be at least $50 or such higher amount as we may set from time to time.
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A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.
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If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.
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If you elect a Performance Lock for an Indexed Strategy with a 2‑year, 3‑year, or 6‑year Term, the Term will always end on the next anniversary of the Term start date even if it otherwise would have continued for one or more additional years.

Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax‑qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and if before age 59 1⁄2, may be subject to a penalty tax.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the Purchase Payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Indexed Strategy or from the Contract. Please refer to the Contract Specifications section of your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from an Indexed Strategy or from the Contract. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually
Early Withdrawal Charge (as a percentage of amount withdrawn or Surrendered) (1)	9.00%
(1)
The Early Withdrawal Charge is calculated as a percentage of the amount withdrawn plus any amount needed to cover the Early Withdrawal Fee. If you Surrender your Contract, the amount subject to the Early Withdrawal Charge is your Account Value. We may waive the Early Withdrawal Charge under certain circumstances. See the “Charges and Adjustments” section of this prospectus for more information about the Early Withdrawal Charge and the circumstances in which it may be waived. The charge decreases to zero after 6 years according to the following schedule:

Contract Year	1	2	3	4	5	6	7+
Early Withdrawal Charge Rate	9%	8%	7%	6%	5%	4%	0%
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Indexed Strategy before the expiration of Term.

Contract Adjustments(2)
Daily Value Percentage Adjustment Maximum Potential Loss (as a percentage of Strategy value at the start of the Term)	100%
(2)
A Daily Value Percentage adjustment will be applied if you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable before the end of a Term.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses
Base Contract Expenses (3) (as a percentage of investment base of each Indexed Strategy)	0.95%
(3)
Base Contract Expenses consists of the annualized Daily Charge Rate. Unless your Contract qualifies for a lower rate, the Daily Charge is calculated using a daily rate that when compounded for a year is equal to 0.95% per year. The Daily Charge is calculated using a daily rate that when compounded for a year is equal to 0.75% per year if your Contract was issued: (1) before May 7, 2024; or (2) before June 7, 2024, and your application was signed before May 7, 2024.

In addition to the fees described above, the Positive Return Factors may limit the amount you can earn on the Indexed Strategies. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from an Indexed Strategy or from the Contract. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually
Early Withdrawal Charge (as a percentage of amount withdrawn or Surrendered) (1)	9.00%
(1)
The Early Withdrawal Charge is calculated as a percentage of the amount withdrawn plus any amount needed to cover the Early Withdrawal Fee. If you Surrender your Contract, the amount subject to the Early Withdrawal Charge is your Account Value. We may waive the Early Withdrawal Charge under certain circumstances. See the “Charges and Adjustments” section of this prospectus for more information about the Early Withdrawal Charge and the circumstances in which it may be waived. The charge decreases to zero after 6 years according to the following schedule:

Contract Year	1	2	3	4	5	6	7+
Early Withdrawal Charge Rate	9%	8%	7%	6%	5%	4%	0%

Other Transaction Fee (of Other Amount), Footnotes [Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.

Annual Contract Expenses
Base Contract Expenses (3) (as a percentage of investment base of each Indexed Strategy)	0.95%
(3)
Base Contract Expenses consists of the annualized Daily Charge Rate. Unless your Contract qualifies for a lower rate, the Daily Charge is calculated using a daily rate that when compounded for a year is equal to 0.95% per year. The Daily Charge is calculated using a daily rate that when compounded for a year is equal to 0.75% per year if your Contract was issued: (1) before May 7, 2024; or (2) before June 7, 2024, and your application was signed before May 7, 2024.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
You should understand the risks associated with the Contract before you purchase it. You should carefully consider your income needs and risk tolerance to determine whether the Contract or a particular Indexed Strategy is appropriate for you. The level of risk you bear and your Contract’s potential investment performance will differ depending on the Indexed Strategies you choose.
Market Risk
There is a risk of loss of principal and prior earnings due to the negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists because, at the end of that Term, you can lose up to 50% of the money allocated to a Downside Participation Rate Strategy, up to 10% of the money allocated to a ‑10% Floor Strategy, up to 90% of the money allocated to a 10% Buffer Strategy, or up to 80% of the money allocated to a 20% Buffer Strategy. In addition, the Daily Charge will reduce Indexed
Strategy value. If you allocate money to one or more Indexed Strategies over multiple Terms, you may lose money each Term, which may result in a cumulative loss of your principal and any prior earnings that is greater than 50% for a Downside Participation Rate strategy, greater than 10% for a ‑10% Floor Strategy, greater than 90% for a 10% Buffer Strategy, or greater than 80% for a 20% Buffer Strategy.
The S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available after the end of the initial Term. Indexed Strategies with 6‑year Terms will only be available for Terms beginning in the first Contract Year. Indexed Strategies with 3‑year Terms are not available for Terms that begin after the fourth Contract Year. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.
In the future, we may offer a new Strategy with a Downside Participation Rate that is more or less than 50%, with a Floor that is more or less negative than ‑10%, or that has a Buffer of more or less than 10%. However, we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer, a Floor Strategy that offers less protection against loss than a ‑20% Floor, or a Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.
The risk of loss of principal will be greater if you allocate money to a Strategy with a higher Downside Participation Rate, a lower Floor, or less of a Buffer. In the worst-case scenario, we could eliminate all of the current Indexed Strategies other than the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and offer other new Indexed Strategies with higher Downside Participation Rates, more negative Floors, or lesser Buffers subject to the limits noted above. In those circumstances, your risk of loss of principal would increase and you may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available unless you had already limited your allocation to the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and remain in that Strategy. In addition, a reduction in the number of Indexed Strategies that are available may reduce your opportunity to increase your Contract value. If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to Early Withdrawal Charges, Daily Value Percentage adjustments, and taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.
Early Withdrawal Risk
Long Term Nature of the Contract
The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The Contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations, adjustments, and charges included in the Contract reflect its long-term nature.
The Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage. Withdrawals are also subject to the possibility of adverse tax consequences.
Loss Due to Negative Daily Value Percentage Adjustment
Before the end of the Term, if you were to take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the Daily Value Percentage calculation may cause the value of a Strategy to be even less than 50% of the money allocated to a Downside Participation Rate Strategy, or less than 90% of the money allocated to a ‑10% Floor Strategy, or less than the money allocated to a 0% Floor Strategy, or less than 10% for money allocated to a 10% Buffer Strategy, or less than 20% for money allocated to a 20% Buffer Strategy. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in a Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.
Loss of Principal Related to Early Withdrawal Charge
There is also a risk of loss of principal and prior earnings if you Surrender your Contract or take a withdrawal from it during the first six Contract Years and an Early Withdrawal Charge applies. This risk exists for each Indexed Strategy. An Early Withdrawal Charge will reduce the value of the Strategy. This reduction may exceed any prior earnings.
Indexed Strategies Risk
An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:
Limits on Positive Index Returns at End of Term
Any increase in the value of an Indexed Strategy at the end of a Term is based on the value of the underlying Index at the final Market Close of the Term. The Cap, Upside Participation Rate, combination thereof, or Trigger Rate may limit the positive Index return, if any, that may be credited to your Contract for a given Term.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Cap but either no Upside Participation Rate or an Upside Participation Rate of 100% will be the Investment Base (reduced by the Daily Charge) increased by the rise in the Index, but never more than the Cap for that Term.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with an Upside Participation Rate but no Cap will be the Investment Base (reduced by the Daily Charge) increased by your share of the rise in the Index. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with both an Upside Participation Rate and a Cap will be the Investment Base (reduced by the Daily Charge) increased by your share of the rise in the Index, but never more than the Cap for that Term. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Trigger Rate will be the Investment Base (reduced by the Daily Charge) increased by the Trigger Rate for that Term. The Trigger Rate for a Term may be less than the rise in the Index.
A Cap, Upside Participation Rate, combination thereof, or Trigger Rate may result in you earning less than the Index Return. Due to these limitations, in many cases the return on money allocated to an Indexed Strategy with a Cap or Trigger Rate will not fully reflect the corresponding rise in the Index for the Term, and the return on money allocated to an Indexed Strategy with an Upside Participation Rate that is less than 100% will never reflect the entire corresponding rise in the Index for the Term.
A Cap, Upside Participation Rate, or Trigger Rate declared for a Term is for the entire Term for a particular Indexed Strategy. For a 2‑year, 3‑year or 6‑year Indexed Strategy, a Cap, Upside Participation Rate, or Trigger Rate applies to the entire Term and is not an annual limit. Indexed Strategies can have different Buffers or Floors, which will impact the Cap, Upside Participation Rate, or Trigger Rate offered on the Indexed Strategies. The Buffer or Floor, as applicable, will never change for a specific Indexed Strategy. If a different Buffer or Floor is introduced, it will be offered on a new Indexed Strategy.
Possibility of Losses Despite Limits on Negative Index Returns
The Buffer or Floor that is applicable to an Indexed Strategy only provides you with limited protection from negative Index performance at the end of a Term. You could lose a significant amount of your principal and/or prior earnings under the Contract despite these limits on negative Index returns.
Under an Indexed Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 10% of the money allocated to a ‑10% Floor Strategy, 90% of the money allocated to a 10% Buffer Strategy, 80% of the money allocated to a 20% Buffer Strategy, or 50% of the money allocated to any other Indexed Strategy. You could lose a significant amount of money if an Index declines in value. At the end of a Term, we may stop offering any Indexed Strategy in our discretion. In the future, we may offer new Indexed Strategies that have less protection against negative Index performance. However, the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy will always be available.
You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may exceed any single Term’s stated limit of the Buffer or Floor. In addition, the limits on downside loss provided by the Floor or Buffer, as applicable, are for the entire Term for a particular Indexed Strategy and are not annual limits.
Before the end of a Term, if you make a withdrawal from an Indexed Strategy, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer or Floor in the calculation of the Daily Value Percentage. In order to receive the full protection, the particular transaction must occur on or after the last Market Close of the Term.
Index Changes Over the Course of Term
At the end of a Term, unless you have made a Performance Lock election, we measure the Index change by comparing the Index value at the start of the Term to the Index value at the end day of the Term. This means that if the Index value is lower at the end of the Term, you may experience negative or flat performance even if the Index rose through some, or most, of the Term.
The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1‑year, 2‑year, 3‑year, or 6‑year Terms. For Indexed Strategies with 2‑year Terms, 3‑year Terms, or 6‑year Terms, changes in Strategy value as a direct result of Index performance will only be measured at the start and end of a 2‑year period, 3‑year period, or a 6‑year period and not annually.
Limits on Strategy Value Before End of Term
Before the end of a Term, we calculate the value of an Indexed Strategy using a Daily Value Percentage that is not tied directly to the underlying Index. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage is applied when you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or when a Death Benefit becomes payable on a date other than the end of a Term. The Daily Value Percentage includes the prices of hypothetical options. Such option prices will vary from day to day. Any Strategy value calculated using the Daily Value Percentage before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. You will bear the risk that the Daily Value Percentage may decrease the Strategy value before the end of a Term. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.
The Daily Value Percentage includes deductions for the Residual Option Cost and the Trading Cost, which means that any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions.
The Daily Value Percentage is used to calculate the Strategy values if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. Accordingly, the Residual Option Cost and Trading Cost will have a negative effect on such values.
For more information on how we determine the prices of hypothetical options, see “Option Prices” in the Contract Adjustments section of the Statement of Additional Information.
No Increases in Value After Performance Lock
If you make a Performance Lock election, the Daily Value Percentage will be locked for the remainder of the Term. This means that you will experience flat performance through the remainder of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Residual Option Cost, your Strategy value will continue to be reduced to reflect the Daily Charge, and your ending Strategy value will not be based on the ending Index value on the last day of the Term.
You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1‑800‑789‑6771 or by accessing your account online at www.massmutualascend.com. Before electing a Performance Lock, you should consult with a financial advisor.
A Performance Lock election is not effective until the Market Close immediately following our receipt of your request, or, if you specifically request it, on the second Market Close following our receipt of your request. As a result, you will not be able to determine the Daily Value Percentage that will be locked in at the time you make your election. You bear the risk that the Daily Value Percentage that is locked in will be lower than the Daily Value Percentage you last obtained, and lower than the potential Strategy value you would receive at the end of the Term, or lower than the potential Strategy value would have been had you elected to lock effective on a different Market Close. If you exercise the Performance Lock feature at a time when the Strategy value has declined, you will lock in any loss, which could be significant.
Limits on Reallocations
You can only reallocate money among Indexed Strategies at the end of a Term. If you want to take money out of an Indexed Strategy during a Term, you must Surrender your Contract or take a withdrawal. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal may be subject to Early Withdrawal Charges, Daily Value Percentage adjustment, taxes, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.
Loss of Principal Related to Daily Charge
There is a risk of loss of principal and any prior earnings because the Daily Charge reduces your Investment Base, which lowers Strategy values. In addition, any Index increases will not apply to amounts deducted as Daily Charges because Daily Charges are subtracted from the Investment Base prior to calculating Strategy values. The Daily Charge will continue to be assessed against your Investment Base even if you have made a Performance Lock election.
You could realize losses even when the Index rises. This will occur when the amount of increase attributable to an Index rise is smaller than the amount needed to offset the Daily Charge.
For example, if the Investment Base of an Indexed Strategy at the start of a Term is $100,000, no withdrawals are taken during the Term, and the Daily Charge is 0.95% per year, $950 in Daily Charges will be deducted over the course of the Term, and the remaining Investment Base at the end of the Term will be $99,050 ($100,000 – $950). The Strategy value at the end of the Term will be equal to the remaining Investment Base ($99,050) increased or decreased based on the performance of the applicable Index and the applicable Positive Return Factor and Negative Return Factor rates at the end of the Term. Any gain for the Term will not apply to the $950 applied to pay the Daily Charges because the Daily Charges are subtracted from the Investment Base before calculating the Strategy value.
When the Index falls, the Daily Charge may cause you to realize losses that exceed the Floor or the Downside Participation Rate or reduce the effect of the Buffer.
Effect of Surrenders
If you Surrender your Contract at any time during the first six Contract Years and an Early Withdrawal Charge applies, the amount payable will reflect a deduction for the charge. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Positive Return Factor rates and Negative Return Factor rates, and any Early Withdrawal Charge. If you Surrender your Contract before the end of a Term, the amount payable will reflect the applicable Daily Value Percentage, which could significantly reduce the amount you receive upon Surrender, and any Early Withdrawal Charge.
Effect of All Withdrawals
If you take a withdrawal at any time, we will reduce your Account Value by an amount equal to that withdrawal. If you take a withdrawal during the first six Contract Years and an Early Withdrawal Charge applies, we will also reduce your Account Value by the amount of the Early Withdrawal Charge. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.
Each withdrawal from an Indexed Strategy, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will reduce the Strategy value by the dollar amount of the withdrawal and any related Early Withdrawal Charge. If taken from an Indexed Strategy before the end of a Term, the reduction in Strategy value is determined by the Daily Value Percentage on the date of the withdrawal, or on the locked Daily Value Percentage if you have made a Performance Lock election. Unless you have made a Performance Lock election (which, except for withdrawals, freezes the Strategy value until the end of the Term), a withdrawal before the end of the Term should almost always result in a greater reduction in Strategy value than if the withdrawal had happened at the end of the Term under otherwise identical circumstances. The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Early Withdrawal Charge if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.
All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of withdrawals and Surrenders, please see the Federal Tax Considerations section on page 77.
Early Withdrawal Charges will reduce Indexed Strategy values and may result in losses that exceed the Floor or the Downside Participation Rate or reduce the protection of the Buffer.
Timing and Effect of Withdrawals Before End of Term
Before taking a withdrawal, you should consider the dates on which the Term(s) of your Indexed Strategies end relative to the timing of that withdrawal.
•	If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy.
•	The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal.
•
Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term.

•	Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.
Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will proportionally reduce the Investment Base.
In order for you to avoid the application of the Daily Value Percentage in calculating the value of an Indexed Strategy, you need to schedule withdrawals to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage adjustment.
No Ability to Determine Contract Values in Advance
We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit or payable as the Death Benefit.
A Performance Lock election is effective on the Market Close immediately following our receipt of your Request in Good Order, or, if you specifically request it, on the second Market Close following our receipt of your Request in Good Order. This means you will not be able to determine in advance the locked Daily Value Percentage that will be applicable to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage may be higher or lower at the time the Performance Lock election becomes effective than it was when you submitted your Request in Good Order. The Daily Value Percentage on the Market Close immediately following our receipt of your Request in Good Order may be higher or lower than the Daily Value Percentage on the second Market Close following our receipt of your Request in Good Order.
Changes in Positive Return Factors and Trading Cost
We set the Positive Return Factor rates (Caps, Upside Participation Rates, and Trigger Rates) for each new Term of the Indexed Strategies. The Positive Return Factor rate(s) for a new Term of an Indexed Strategy may be lower than its Positive Return Factor rate(s) for the current Term. A Cap may be as low as 1%. A Trigger Rate may be as low as 1%. An Upside Participation Rate may be as low as 5%. You risk the possibility that the Positive Return Factor rate(s) for a new Term may be lower than you would find acceptable.
You bear the risk of any negative effect on the Daily Value Percentage and Indexed Strategy values of an increase in the Trading Cost.
Unavailable Indexed Strategies
At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy. Consequently, any other Indexed Strategy you selected may not be available after the end of a Term. In such an event, the Company will amend the prospectus.
The 6‑Year Indexed Strategies are not available for Terms beginning after the first Contract Year. The 3‑Year Indexed Strategies are not available for Terms beginning after the fourth Contract Year.
When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term.
We may establish minimum and maximum amounts or percentages that may be applied to a given Indexed Strategy. This means that an Indexed Strategy you selected may not be available after the end of a Term because the amount to be applied to that Strategy is less than the minimum we set for the new Term. Likewise, the amount to be applied to an Indexed Strategy may be limited by the maximum we set for the new Term, and the amount over that maximum would be reallocated. At least 30 days before the end of each Term, we will send you a written notice with information about any maximum or minimum that will apply for the next Term. No minimum or maximum shall apply to the S&P 500 1‑year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy. If funds cannot be applied to a Strategy due to the minimum or maximum we set for the next Term and you do not request a reallocation of those funds, we will apply the funds for the new Term in the same manner as if the given Indexed Strategy were no longer offered.
If at the end of a Term, an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not request a permissible reallocation of that amount, we will reallocate that amount to another Indexed Strategy as described in the Default Strategy Allocations section on page 39. In these cases, any funds that we allocate to another Indexed Strategy may earn a return that is lower than the return those funds would have earned if they had been applied to the Indexed Strategy you selected.
If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, or because you fail to request a permissible reallocation and you are unhappy with the default allocation, your Surrender may be subject to Daily Value Percentage adjustments, Early Withdrawal Charges, and taxes, and if taken before age 59 1⁄2, a penalty tax. There may be tax consequences if you Surrender your Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.
Replacement of an Index
We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. If we replace or adjust an Index, we will provide notice to you and amend the prospectus. If we replace or adjust an Index during a Term, we will calculate any rise or fall in the Index using the old Index up until the replacement date. After the replacement or adjustment date, we will calculate any rise or fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.
Involuntary Termination of Contract
If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.
No Direct Investment in S&P 500 Index
When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the S&P 500 Index or a direct investment in the stocks included in the Index.
No Direct Investment in an iShares ETF
When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF or iShares U.S. Real Estate ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.
No Direct Investment in SPDR Gold Shares ETF
When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.
No Direct Investment in First Trust Barclays Edge Index
When you allocate money to an Indexed Strategy that uses the First Trust Barclays Edge Index, you will not be investing in that Index, or in any stock or bonds included in that Index. The First Trust Barclays Edge Index is calculated assuming that dividends paid on stocks that make up the First Trust Barclays Edge Index are reinvested. In addition, because the performance of the First Trust Barclays Edge Indexed Strategy is linked to the performance of the First Trust Barclays Edge Index and not the performance of the stocks and bonds included in the Index, and because the Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities, your return will be less than that of a direct investment in such stocks and bonds. Due to the Positive Return Factors, any positive return may be less than the performance of the First Trust Barclays Edge Index.
No Direct Investment in Russell 2000 Index
When you allocate money to an Indexed Strategy that uses the Russell 2000 Index, you will not be investing in that Index, or in any stock included in that Index. The Russell 2000 Index is calculated without taking into account dividends paid on stocks that make up the Russell 2000 Index. In addition, because the performance of a Russell 2000 Indexed Strategy is linked to the performance of the Russell 2000 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the Russell 2000 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the Russell 2000 Index or a direct investment in the stocks included in the Index.
Divergence of Performance
The performance of an Indexed Strategy will diverge from the performance of the underlying Index because changes in the value of an Indexed Strategy at the end of a Term are subject to Positive Return Factors and Negative Return Factors, or the Index change required to qualify for the Trigger Rate and because changes in the value of an Indexed Strategy before the end of a Term are based on the Daily Value Percentage.
Market Risk Related to Indexes
Money allocated to an Indexed Strategy that uses the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index is subject to the risk that the market value of the underlying securities that comprise the applicable Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF, the iShares U.S. Real Estate ETF, or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index, Russell 2000 Index, and the First Trust Barclays Edge Index and the share prices of the SPDR Gold Shares ETF, iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF may be volatile. Such market loss will be reflected in the Indexed Strategy value, subject to the Strategy’s Negative Return Factor. This risk applies even if you do not take a withdrawal before the end of a Term.
Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.
The historical performance of an Index does not guarantee future results.
S&P 500 Index. The S&P 500® Index is designed to reflect the large‑cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.
The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.
iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid‑capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid‑capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid‑capitalization developed market equities, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.
The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid‑capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid‑capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid‑capitalization companies are also more likely to fail than larger companies. Securities issued by non‑U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid‑capitalization companies risk, national closed market trading risk, non‑U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.
iShares U.S. Real Estate ETF. The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid‑ or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The share price of the iShares U.S. Real Estate ETF is tied to the performance of the real estate sector. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares U.S. Real Estate ETF is set out in the Indexes section of this prospectus. To learn more about the iShares U.S. Real Estate ETF, visit iShares.com and search ticker symbol IYR.
The fund is subject to several principal investment risks, such as those related to its investments in large-, mid‑ and small-capitalization U.S. companies in the real estate sector. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of smaller companies (including mid‑ and small-capitalization companies) may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are also more likely to fail than larger companies. Companies that invest in real estate are highly sensitive to the risks of owning real estate, to general and local economic conditions and developments in the real estate market, and to changes in interest rates. Many companies that invest in real estate utilize leverage (and some may be highly leveraged), which increases investment risk, and could potentially magnify the fund’s losses. Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, cybersecurity risk, dividend risk, equity securities risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid‑capitalization companies risk, operational risk, passive investment risk, real estate investment risk, risk of investing in the United States, securities lending risk and tracking error risk.
SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.
The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:
•
Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;
•	Investors’ expectations with respect to the rate of inflation;
•	Currency exchange rates;
•	Interest rates;
•	Investment and trading activities of hedge funds and commodity funds; and
•	Other economic variables such as income growth, economic output, and monetary policies.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.
First Trust Barclays Edge Index. The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt‑to‑market cap ratios and attractive return‑on‑equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160‑200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength Index and the Value Line® Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis.
The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end‑of‑day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.
The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).
The principal risks of the First Trust Barclays Edge Index include:
DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a portfolio may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
EQUITY SECURITIES RISK. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a portfolio’s assets and distributions may decline.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in an underlying portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. A portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher market interest rates may reduce returns for the First Trust Barclays Edge Index. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
MARKET RISK. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the market and investment portfolios. For example, the coronavirus disease 2019 (COVID‑19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These events also adversely affect the prices and liquidity of portfolio securities or other instruments and could result in disruptions in the trading markets.
REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a portfolio that holds REITs will generally decline when investors anticipate or experience rising interest rates.
U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.
VOLATILITY CONTROL RISK. Volatility is a measure of the extent of variation in the returns of an asset over a period of time. The Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate volatility in the value of the Index. During times when the Index reduces its market exposure in response to volatility, the Index will not fully participate in the growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in recoveries in those markets. There is no guarantee that any volatility control methodology will be successful.
Russell 2000 Index. The Russell 2000® Index measures the performance of the small‑cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small‑cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small‑cap opportunity set. Any positive change in the Russell 2000® Index over a Term will be lower than the total return on an investment in the stocks that comprise the Russell 2000® Index because such total return will reflect dividend payments on those stocks and the Russell 2000® Index will not reflect those dividend payments.
The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, that are included in the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.
The Russell 2000 Index is subject to multiple principal investment risks, such as those related to its investments in small‑cap companies. Compared to mid‑ and large‑cap companies, small‑cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile. The Russell 2000 Index tracks a subset of the U.S. stock market, which could cause the Russell 2000 Index to perform differently from the overall stock market. Market conditions could cause the small‑cap category to fall out of favor with investors. Stocks of smaller companies may be more volatile than those of larger companies because of, among other things, narrower product lines and more limited financial resources. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Market Risk Related to Option Prices
Before the end of a Term, money allocated to an Indexed Strategy is subject to the risk that changes in the related option prices may have a negative effect on the value of the Indexed Strategy. This risk applies only if you Surrender your Contract or take a withdrawal before the end of a Term.
Performance Lock Risk
If you make a Performance Lock election, you will no longer participate in the positive or negative performance of the Index over the remainder of the Term. This means the value of the Indexed Strategy cannot increase (but will decrease by the Daily Charge) for the remainder of the Term, even if the Index rises over the remainder of the Term.
A Performance Lock election is effective on the Market Close immediately following our receipt of your Request in Good Order, or, if you specifically request it, on the second Market Close following our receipt of your Request in Good Order. This means you will not be able to determine in advance the gain or loss applicable to the Indexed Strategy when electing a Performance Lock. The gain or loss may be higher or lower at the time the Performance Lock election goes effective than it was when you submitted your Request in Good Order, and the gain or loss on the Market Close immediately following our receipt of your Request in Good Order may be higher or lower than the gain or loss on the second Market Close following our receipt of your Request in Good Order.
Regulatory Risk
MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.
Insurance Company Risk
No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.
Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non‑unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets in the non‑unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non‑unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non‑unitized separate account and you will not participate in any way in the performance of assets held in that account.
Business Disruption and Cybersecurity Risks
We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.
In addition, we are also exposed to risks related to natural and man‑made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man‑made disaster, including a pandemic such as COVID‑19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man‑made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes the information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Death Benefit Return of Premium Guarantee	Pays a Death Benefit Amount of the greater of the Account Value or the Death Benefit Return of Premium Guarantee Amount if the Owner dies during the Accumulation Period	No charge	N/A
•
Only available during Accumulation Period

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Withdrawals may result in a reduction of the Death Benefit Return of Premium Guarantee that is greater than the amount of the withdrawal

•
If the Death Benefit value becomes payable before the end of a Term, it will be subject to a Daily Value Percentage adjustment, or the locked Daily Value percentage if you have made a Performance Lock election

Free Withdrawal Allowance	Allows owner to withdraw some money from the Contract without an Early Withdrawal Charge	No charge	N/A
•
Only available during Accumulation Period

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During the first Contract Year, the Free Withdrawal Allowance is 10% of the total Purchase Payments

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After the first Contract Year, the Free Withdrawal Allowance is 10% of the Account Value as of the most recent Contract Anniversary

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Withdrawals will reduce the Contract Value and Death Benefit, perhaps significantly

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Withdrawals from an Indexed Strategy before the end of a Term will trigger a Daily Value Percentage adjustment.

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Withdrawals may be subject to taxes and penalties

Extended Care Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days	No charge	N/A
•
Only available during the Accumulation Period

•
First day of confinement must be after the Contract Effective Date (or for Contracts issued before May 21, 2025, on or after the first Contract Anniversary)

•
The confinement must continue for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement

•
Surrender or withdrawal must be at least 90 days after first Contract Anniversary

•
Not available in all states

Terminal Illness Waiver	Surrender or withdrawal may be made without an Early Withdrawal Charge or if the Owner is diagnosed with a terminal illness by a physician	No charge	N/A
•
Only available during the Accumulation Period

•
The diagnosis must be rendered after the Contract Effective Date (or for Contracts issued before May 21, 2025, on or after the first Contract Anniversary)

•
Surrender or withdrawal must be on or after first Contract Anniversary

•
The Owner’s life expectancy must be less than 12 months from the date of diagnosis

•
Not available in all states

Performance Lock	Permits you to lock in the Daily Value Percentage of an Indexed Strategy before the end of the Term.	No charge	N/A
•
Only available during the Accumulation Period

•
May only be used with S&P 500 Indexed Strategies (excluding the 0% Floor Cap Strategy and Trigger Strategies), the Russell 2000 Indexed Strategies, and the First Trust Barclays Edge Indexed Strategies

•
You may only make a Performance Lock election for an eligible Indexed Strategy once per Term.

•
A Performance Lock for an Indexed Strategy with a 2‑, 3‑ or 6‑year Term will always cause the Term to end on the next anniversary of the Term, regardless of how many years are left in the Term

•
If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.

•
Not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Automated Withdrawals	Permits automated withdrawals from the Contract	No charge	$30 annually
•
Only available during the Accumulation Period

•
Automated withdrawals during the first six Contract Years may be subject to an Early Withdrawal Charge

•
Automated withdrawals taken before the end of a Term will be subject to a Daily Value Percentage adjustment

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Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance

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Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term

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Like other withdrawals, automated withdrawals reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of taking such withdrawals with your financial professional before electing to do so

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We may discontinue automated withdrawals at any time

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.massmutualascend.com/index‑summit‑6‑pro. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold. See Appendix D – Financial Intermediary Variations.
Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock [4]
S&P 500® [1]	Market Index	1 Year	0% Floor	1% Cap	N/A
S&P 500® [1]	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500® [1]	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500® [1]	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500® [1]	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500® [1]	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500® [1]	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500®	Market Index	1 Year	50% Downside Participation Rate	1% Cap	Available
S&P 500®	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500®	Market Index	2 Years	50% Downside Participation Rate	1% Cap	Available
S&P 500®	Market Index	2 Years	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500® [2]	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500® [2]	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500® [2]	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500® [2]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
iShares MSCI EAFE ETF[1]	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
iShares U.S. Real Estate ETF[1]	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SPDR Gold Shares ETF[1]	ETF	1 Year	-10% Floor	1% Cap	N/A
First Trust Barclays Edge[1]	Market Index	1 Year	10% Buffer	5% Upside Participation Rate	Available
First Trust Barclays Edge[1]	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
Russell 2000® [3]	Market Index	1 Year	10% Buffer	1% Cap	Available
Russell 2000® [3]	Market Index	1 Year	20% Buffer	1% Cap	Available
Russell 2000® [2]	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000® [2]	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000® [2]	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000® [2]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
[1]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[2]
These Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in California until after regulatory approval is received.

[3]
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

[4]	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
The following eight additional Indexed Strategies are available for Contracts with a Contract Effective Date before February 21, 2026. These Indexed Strategies will continue to be available for Contracts issued in California before a date to be specified by a supplement to this prospectus after regulatory approval of the Combination Strategies is received.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock[3]
S&P 500®[1]	Market Index	3 Year	10% Buffer	5% Upside Participation Rate	Available
S&P 500®[1]	Market Index	3 Year	20% Buffer	5% Upside Participation Rate	Available
S&P 500®	Market Index	6 Year	10% Buffer	5% Upside Participation Rate	Available[3]
S&P 500®[1]	Market Index	6 Year	20% Buffer	5% Upside Participation Rate	Available
Russell 2000® [2]	Market Index	3 Year	10% Buffer	5% Upside Participation Rate	Available
Russell 2000® [2]	Market Index	3 Year	20% Buffer	5% Upside Participation Rate	Available
Russell 2000® [1]	Market Index	6 Year	10% Buffer	5% Upside Participation Rate	Available
Russell 2000® [1]	Market Index	6 Year	20% Buffer	5% Upside Participation Rate	Available
[1]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[2]
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

[3]	Performance Lock for the S&P 500 6‑Year 10% Buffer with Upside Participation Rate Indexed Strategy is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The iShares US Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.
The First Trust Barclays Edge is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.
The Russell 2000 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
Item 31A. Information about Contracts with Index-Linked Options

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination contract (Yes/No)
Index Summit 6 Pro® with Death Benefit Return of Premium Guarantee	15,281	$3,412,304,242	4,295	$762,819,482	$65,713,130	No
Index Summit 6 Pro®	0	$0	0	$0	$0	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Return of Premium Guarantee
Purpose of Benefit [Text Block]	Pays a Death Benefit Amount of the greater of the Account Value or the Death Benefit Return of Premium Guarantee Amount if the Owner dies during the Accumulation Period
Standard Benefit Expense, Maximum [Dollars]
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Only available during Accumulation Period•Withdrawals may result in a reduction of the Death Benefit Return of Premium Guarantee that is greater than the amount of the withdrawal•If the Death Benefit value becomes payable before the end of a Term, it will be subject to a Daily Value Percentage adjustment, or the locked Daily Value percentage if you have made a Performance Lock election
Name of Benefit [Text Block]	Death Benefit Return of Premium Guarantee
Free Withdrawal Allowance [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Allowance
Purpose of Benefit [Text Block]	Allows owner to withdraw some money from the Contract without an Early Withdrawal Charge
Standard Benefit Expense, Maximum [Dollars]
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Only available during Accumulation Period•During the first Contract Year, the Free Withdrawal Allowance is 10% of the total Purchase Payments•After the first Contract Year, the Free Withdrawal Allowance is 10% of the Account Value as of the most recent Contract Anniversary•Withdrawals will reduce the Contract Value and Death Benefit, perhaps significantly
•
Withdrawals from an Indexed Strategy before the end of a Term will trigger a Daily Value Percentage adjustment.•Withdrawals may be subject to taxes and penalties
Name of Benefit [Text Block]	Free Withdrawal Allowance
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Permits you to lock in the Daily Value Percentage of an Indexed Strategy before the end of the Term.
Standard Benefit Expense, Maximum [Dollars]
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Period•May only be used with S&P 500 Indexed Strategies (excluding the 0% Floor Cap Strategy and Trigger Strategies), the Russell 2000 Indexed Strategies, and the First Trust Barclays Edge Indexed Strategies•You may only make a Performance Lock election for an eligible Indexed Strategy once per Term.
•
A Performance Lock for an Indexed Strategy with a 2‑, 3‑ or 6‑year Term will always cause the Term to end on the next anniversary of the Term, regardless of how many years are left in the Term•If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.
•
Not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025
Name of Benefit [Text Block]	Performance Lock
Automated Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 30
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automated Withdrawals
Purpose of Benefit [Text Block]	Permits automated withdrawals from the Contract
Standard Benefit Expense, Current [Dollars]	$ 0
Optional Benefit Expense, Maximum [Dollars]	$ 30
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Period
•
Automated withdrawals during the first six Contract Years may be subject to an Early Withdrawal Charge
•
Automated withdrawals taken before the end of a Term will be subject to a Daily Value Percentage adjustment•Automated withdrawals will reduce the amount available under the Free Withdrawal Allowance
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Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term•Like other withdrawals, automated withdrawals reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of taking such withdrawals with your financial professional before electing to do so•We may discontinue automated withdrawals at any time
Name of Benefit [Text Block]	Automated Withdrawals
Extended Care Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Extended Care Waiver
Purpose of Benefit [Text Block]	Surrender or withdrawal may be made without an Early Withdrawal Charge if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days
Standard Benefit Expense, Maximum [Dollars]
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Period•First day of confinement must be after the Contract Effective Date (or for Contracts issued before May 21, 2025, on or after the first Contract Anniversary)•The confinement must continue for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement•Surrender or withdrawal must be at least 90 days after first Contract Anniversary•Not available in all states
Name of Benefit [Text Block]	Extended Care Waiver
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Surrender or withdrawal may be made without an Early Withdrawal Charge or if the Owner is diagnosed with a terminal illness by a physician
Standard Benefit Expense, Maximum [Dollars]
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Period•The diagnosis must be rendered after the Contract Effective Date (or for Contracts issued before May 21, 2025, on or after the first Contract Anniversary)•Surrender or withdrawal must be on or after first Contract Anniversary•The Owner’s life expectancy must be less than 12 months from the date of diagnosis•Not available in all states
Name of Benefit [Text Block]	Terminal Illness Waiver
All other Contracts [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%	[1]
Lowest Annual Cost [Dollars]	$ 997.50
Highest Annual Cost [Dollars]	$ 997.50
Lowest Annual Cost Footnotes [Text Block]	Assumes • Investment of $100,000 • 5% annual appreciation • 0.95% Daily Charge • No additional Purchase Payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes • Investment of $100,000 • 5% annual appreciation • 0.95% Daily Charge • No additional Purchase Payments, transfers or withdrawals
Ten Buffer Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Minus 10 Floor Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Twenty Buffer Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Zero Floor Strategy [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	0.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 80% loss for a 20% Buffer Strategy; 10% loss for a -10% Floor Strategy; or 0% loss for a 0% Floor Strategy. At the end of a Term for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings. Losses exceeding these amounts may happen before the end of a Term. We may discontinue offering Indexed Strategies with a Buffer or Floor Rate. We will always offer an Indexed Strategy with a 50% Downside Participation Rate.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Amounts withdrawn from the Contract may result in Early Withdrawal Charges and taxes and, if before age 59 1⁄2, may be subject to a penalty tax.•Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Daily Value Percentage and loss of positive Index performance. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you wouldlose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.•Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base used to calculate the Strategy value through the end of a Term, and this proportional reduction could be larger than the dollar amount of the withdrawal.•At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Indexed Strategy as described in the Default Strategy Allocations section of this prospectus.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Indexed Strategy will have its own unique risks. You should review the Indexed Strategies before making an investment decision.A Cap, Upside Participation Rate, combination thereof, or Trigger Rate may limit positive Index returns (e.g., limited upside). You may earn less than the Index returns due to a Cap, Upside Participation Rate, combination thereof, or Trigger Rate.
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The gain for a Term of an Indexed Strategy with a Cap is limited to the Cap. For example, if the Index return over the Term is 16% and the Cap for the Strategy is 10%, the gain for the Term is limited to 10%. For Combination Strategies, the Cap is applied after application of the Upside Participation Rate.
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The gain for a Term of an Indexed Strategy with an Upside Participation Rate is limited by the Upside Participation Rate if the Upside Participation Rate is less than 100%. For example, if the Index return over the Term is 16% and the Upside Participation Rate for the Strategy is 75%, the gain for the Term is limited to 12% (75% of the increase in the value of the Index). For a Term of a Combination Strategy with a Cap, the Upside Participation Rate is applied prior to application of the Cap.
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The gain for a Term of an Indexed Strategy with a Trigger Rate is limited to the Trigger Rate. For example, if the Index return over the Term is 16% and the Trigger Rate for the Strategy is 11%, the gain for the Term is limited to 11% (the Trigger Rate).
The Downside Participation Rate, Buffer or Floor will limit negative Index returns (e.g., limited protection in the case of market decline). For example:
•
The loss for a Term of an Indexed Strategy with a Downside Participation Rate is limited by the Downside Participation Rate. For example, if the Index return over the Term is ‑18% and the Downside Participation Rate is 50%, the loss for the Term is limited to 9% (50% of the negative Index change).
•
The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is ‑18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer).
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The loss for a Term of an Indexed Strategy with a Floor is limited to the Floor. For example, if the Index return is ‑18% and the floor is ‑10%, the loss for the Term is limited to 10% (the maximum loss under the Floor).
Each Index other than the First Trust Barclays Edge Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indices and will cause their Index returns to underperform a direct investment in the securities composing the Index. The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance, which will also reduce the Index return and cause their Index returns to underperform a direct investment in the securities composing the Index.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk
There is a risk of loss of principal and prior earnings due to the negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists because, at the end of that Term, you can lose up to 50% of the money allocated to a Downside Participation Rate Strategy, up to 10% of the money allocated to a ‑10% Floor Strategy, up to 90% of the money allocated to a 10% Buffer Strategy, or up to 80% of the money allocated to a 20% Buffer Strategy. In addition, the Daily Charge will reduce Indexed
Strategy value. If you allocate money to one or more Indexed Strategies over multiple Terms, you may lose money each Term, which may result in a cumulative loss of your principal and any prior earnings that is greater than 50% for a Downside Participation Rate strategy, greater than 10% for a ‑10% Floor Strategy, greater than 90% for a 10% Buffer Strategy, or greater than 80% for a 20% Buffer Strategy.
The S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available after the end of the initial Term. Indexed Strategies with 6‑year Terms will only be available for Terms beginning in the first Contract Year. Indexed Strategies with 3‑year Terms are not available for Terms that begin after the fourth Contract Year. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.
In the future, we may offer a new Strategy with a Downside Participation Rate that is more or less than 50%, with a Floor that is more or less negative than ‑10%, or that has a Buffer of more or less than 10%. However, we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer, a Floor Strategy that offers less protection against loss than a ‑20% Floor, or a Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.
The risk of loss of principal will be greater if you allocate money to a Strategy with a higher Downside Participation Rate, a lower Floor, or less of a Buffer. In the worst-case scenario, we could eliminate all of the current Indexed Strategies other than the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and offer other new Indexed Strategies with higher Downside Participation Rates, more negative Floors, or lesser Buffers subject to the limits noted above. In those circumstances, your risk of loss of principal would increase and you may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available unless you had already limited your allocation to the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and remain in that Strategy. In addition, a reduction in the number of Indexed Strategies that are available may reduce your opportunity to increase your Contract value. If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to Early Withdrawal Charges, Daily Value Percentage adjustments, and taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Early Withdrawal Risk
Long Term Nature of the Contract
The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The Contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations, adjustments, and charges included in the Contract reflect its long-term nature.
The Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage. Withdrawals are also subject to the possibility of adverse tax consequences.
Loss Due to Negative Daily Value Percentage Adjustment
Before the end of the Term, if you were to take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the Daily Value Percentage calculation may cause the value of a Strategy to be even less than 50% of the money allocated to a Downside Participation Rate Strategy, or less than 90% of the money allocated to a ‑10% Floor Strategy, or less than the money allocated to a 0% Floor Strategy, or less than 10% for money allocated to a 10% Buffer Strategy, or less than 20% for money allocated to a 20% Buffer Strategy. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in a Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.
Loss of Principal Related to Early Withdrawal Charge
There is also a risk of loss of principal and prior earnings if you Surrender your Contract or take a withdrawal from it during the first six Contract Years and an Early Withdrawal Charge applies. This risk exists for each Indexed Strategy. An Early Withdrawal Charge will reduce the value of the Strategy. This reduction may exceed any prior earnings.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1‑800‑789‑6771.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk
No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.
Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non‑unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets in the non‑unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non‑unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non‑unitized separate account and you will not participate in any way in the performance of assets held in that account.

VOLATILITY CONTROL RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
VOLATILITY CONTROL RISK. Volatility is a measure of the extent of variation in the returns of an asset over a period of time. The Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate volatility in the value of the Index. During times when the Index reduces its market exposure in response to volatility, the Index will not fully participate in the growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in recoveries in those markets. There is no guarantee that any volatility control methodology will be successful.
Russell 2000 Index. The Russell 2000® Index measures the performance of the small‑cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small‑cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small‑cap opportunity set. Any positive change in the Russell 2000® Index over a Term will be lower than the total return on an investment in the stocks that comprise the Russell 2000® Index because such total return will reflect dividend payments on those stocks and the Russell 2000® Index will not reflect those dividend payments.
The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, that are included in the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.
The Russell 2000 Index is subject to multiple principal investment risks, such as those related to its investments in small‑cap companies. Compared to mid‑ and large‑cap companies, small‑cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile. The Russell 2000 Index tracks a subset of the U.S. stock market, which could cause the Russell 2000 Index to perform differently from the overall stock market. Market conditions could cause the small‑cap category to fall out of favor with investors. Stocks of smaller companies may be more volatile than those of larger companies because of, among other things, narrower product lines and more limited financial resources. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

MARKET RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
MARKET RISK. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the market and investment portfolios. For example, the coronavirus disease 2019 (COVID‑19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These events also adversely affect the prices and liquidity of portfolio securities or other instruments and could result in disruptions in the trading markets.

Market Risk Related to Indexes [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk Related to Indexes
Money allocated to an Indexed Strategy that uses the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index is subject to the risk that the market value of the underlying securities that comprise the applicable Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF, the iShares U.S. Real Estate ETF, or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index, Russell 2000 Index, and the First Trust Barclays Edge Index and the share prices of the SPDR Gold Shares ETF, iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF may be volatile. Such market loss will be reflected in the Indexed Strategy value, subject to the Strategy’s Negative Return Factor. This risk applies even if you do not take a withdrawal before the end of a Term.
Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.
The historical performance of an Index does not guarantee future results.
S&P 500 Index. The S&P 500® Index is designed to reflect the large‑cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.
The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.
iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid‑capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid‑capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid‑capitalization developed market equities, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.
The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid‑capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid‑capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid‑capitalization companies are also more likely to fail than larger companies. Securities issued by non‑U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid‑capitalization companies risk, national closed market trading risk, non‑U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.
iShares U.S. Real Estate ETF. The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid‑ or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The share price of the iShares U.S. Real Estate ETF is tied to the performance of the real estate sector. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares U.S. Real Estate ETF is set out in the Indexes section of this prospectus. To learn more about the iShares U.S. Real Estate ETF, visit iShares.com and search ticker symbol IYR.
The fund is subject to several principal investment risks, such as those related to its investments in large-, mid‑ and small-capitalization U.S. companies in the real estate sector. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of smaller companies (including mid‑ and small-capitalization companies) may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are also more likely to fail than larger companies. Companies that invest in real estate are highly sensitive to the risks of owning real estate, to general and local economic conditions and developments in the real estate market, and to changes in interest rates. Many companies that invest in real estate utilize leverage (and some may be highly leveraged), which increases investment risk, and could potentially magnify the fund’s losses. Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, cybersecurity risk, dividend risk, equity securities risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid‑capitalization companies risk, operational risk, passive investment risk, real estate investment risk, risk of investing in the United States, securities lending risk and tracking error risk.
SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.
The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:
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Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;
•	Investors’ expectations with respect to the rate of inflation;
•	Currency exchange rates;
•	Interest rates;
•	Investment and trading activities of hedge funds and commodity funds; and
•	Other economic variables such as income growth, economic output, and monetary policies.
The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.
First Trust Barclays Edge Index. The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt‑to‑market cap ratios and attractive return‑on‑equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160‑200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength Index and the Value Line® Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis.
The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end‑of‑day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.
The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).

REIT RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a portfolio that holds REITs will generally decline when investors anticipate or experience rising interest rates.

Performance Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Performance Lock Risk
If you make a Performance Lock election, you will no longer participate in the positive or negative performance of the Index over the remainder of the Term. This means the value of the Indexed Strategy cannot increase (but will decrease by the Daily Charge) for the remainder of the Term, even if the Index rises over the remainder of the Term.
A Performance Lock election is effective on the Market Close immediately following our receipt of your Request in Good Order, or, if you specifically request it, on the second Market Close following our receipt of your Request in Good Order. This means you will not be able to determine in advance the gain or loss applicable to the Indexed Strategy when electing a Performance Lock. The gain or loss may be higher or lower at the time the Performance Lock election goes effective than it was when you submitted your Request in Good Order, and the gain or loss on the Market Close immediately following our receipt of your Request in Good Order may be higher or lower than the gain or loss on the second Market Close following our receipt of your Request in Good Order.

Regulatory Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Regulatory Risk
MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

DEBT SECURITIES RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a portfolio may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Indexed Strategies Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Indexed Strategies Risk
An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:
Limits on Positive Index Returns at End of Term
Any increase in the value of an Indexed Strategy at the end of a Term is based on the value of the underlying Index at the final Market Close of the Term. The Cap, Upside Participation Rate, combination thereof, or Trigger Rate may limit the positive Index return, if any, that may be credited to your Contract for a given Term.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Cap but either no Upside Participation Rate or an Upside Participation Rate of 100% will be the Investment Base (reduced by the Daily Charge) increased by the rise in the Index, but never more than the Cap for that Term.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with an Upside Participation Rate but no Cap will be the Investment Base (reduced by the Daily Charge) increased by your share of the rise in the Index. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with both an Upside Participation Rate and a Cap will be the Investment Base (reduced by the Daily Charge) increased by your share of the rise in the Index, but never more than the Cap for that Term. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.
If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Trigger Rate will be the Investment Base (reduced by the Daily Charge) increased by the Trigger Rate for that Term. The Trigger Rate for a Term may be less than the rise in the Index.
A Cap, Upside Participation Rate, combination thereof, or Trigger Rate may result in you earning less than the Index Return. Due to these limitations, in many cases the return on money allocated to an Indexed Strategy with a Cap or Trigger Rate will not fully reflect the corresponding rise in the Index for the Term, and the return on money allocated to an Indexed Strategy with an Upside Participation Rate that is less than 100% will never reflect the entire corresponding rise in the Index for the Term.
A Cap, Upside Participation Rate, or Trigger Rate declared for a Term is for the entire Term for a particular Indexed Strategy. For a 2‑year, 3‑year or 6‑year Indexed Strategy, a Cap, Upside Participation Rate, or Trigger Rate applies to the entire Term and is not an annual limit. Indexed Strategies can have different Buffers or Floors, which will impact the Cap, Upside Participation Rate, or Trigger Rate offered on the Indexed Strategies. The Buffer or Floor, as applicable, will never change for a specific Indexed Strategy. If a different Buffer or Floor is introduced, it will be offered on a new Indexed Strategy.
Possibility of Losses Despite Limits on Negative Index Returns
The Buffer or Floor that is applicable to an Indexed Strategy only provides you with limited protection from negative Index performance at the end of a Term. You could lose a significant amount of your principal and/or prior earnings under the Contract despite these limits on negative Index returns.
Under an Indexed Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 10% of the money allocated to a ‑10% Floor Strategy, 90% of the money allocated to a 10% Buffer Strategy, 80% of the money allocated to a 20% Buffer Strategy, or 50% of the money allocated to any other Indexed Strategy. You could lose a significant amount of money if an Index declines in value. At the end of a Term, we may stop offering any Indexed Strategy in our discretion. In the future, we may offer new Indexed Strategies that have less protection against negative Index performance. However, the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy will always be available.
You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may exceed any single Term’s stated limit of the Buffer or Floor. In addition, the limits on downside loss provided by the Floor or Buffer, as applicable, are for the entire Term for a particular Indexed Strategy and are not annual limits.
Before the end of a Term, if you make a withdrawal from an Indexed Strategy, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer or Floor in the calculation of the Daily Value Percentage. In order to receive the full protection, the particular transaction must occur on or after the last Market Close of the Term.
Index Changes Over the Course of Term
At the end of a Term, unless you have made a Performance Lock election, we measure the Index change by comparing the Index value at the start of the Term to the Index value at the end day of the Term. This means that if the Index value is lower at the end of the Term, you may experience negative or flat performance even if the Index rose through some, or most, of the Term.
The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1‑year, 2‑year, 3‑year, or 6‑year Terms. For Indexed Strategies with 2‑year Terms, 3‑year Terms, or 6‑year Terms, changes in Strategy value as a direct result of Index performance will only be measured at the start and end of a 2‑year period, 3‑year period, or a 6‑year period and not annually.
Limits on Strategy Value Before End of Term
Before the end of a Term, we calculate the value of an Indexed Strategy using a Daily Value Percentage that is not tied directly to the underlying Index. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage is applied when you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or when a Death Benefit becomes payable on a date other than the end of a Term. The Daily Value Percentage includes the prices of hypothetical options. Such option prices will vary from day to day. Any Strategy value calculated using the Daily Value Percentage before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. You will bear the risk that the Daily Value Percentage may decrease the Strategy value before the end of a Term. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.
The Daily Value Percentage includes deductions for the Residual Option Cost and the Trading Cost, which means that any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions.
The Daily Value Percentage is used to calculate the Strategy values if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. Accordingly, the Residual Option Cost and Trading Cost will have a negative effect on such values.
For more information on how we determine the prices of hypothetical options, see “Option Prices” in the Contract Adjustments section of the Statement of Additional Information.
No Increases in Value After Performance Lock
If you make a Performance Lock election, the Daily Value Percentage will be locked for the remainder of the Term. This means that you will experience flat performance through the remainder of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Residual Option Cost, your Strategy value will continue to be reduced to reflect the Daily Charge, and your ending Strategy value will not be based on the ending Index value on the last day of the Term.
You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1‑800‑789‑6771 or by accessing your account online at www.massmutualascend.com. Before electing a Performance Lock, you should consult with a financial advisor.
A Performance Lock election is not effective until the Market Close immediately following our receipt of your request, or, if you specifically request it, on the second Market Close following our receipt of your request. As a result, you will not be able to determine the Daily Value Percentage that will be locked in at the time you make your election. You bear the risk that the Daily Value Percentage that is locked in will be lower than the Daily Value Percentage you last obtained, and lower than the potential Strategy value you would receive at the end of the Term, or lower than the potential Strategy value would have been had you elected to lock effective on a different Market Close. If you exercise the Performance Lock feature at a time when the Strategy value has declined, you will lock in any loss, which could be significant.
Limits on Reallocations
You can only reallocate money among Indexed Strategies at the end of a Term. If you want to take money out of an Indexed Strategy during a Term, you must Surrender your Contract or take a withdrawal. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal may be subject to Early Withdrawal Charges, Daily Value Percentage adjustment, taxes, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.
Loss of Principal Related to Daily Charge
There is a risk of loss of principal and any prior earnings because the Daily Charge reduces your Investment Base, which lowers Strategy values. In addition, any Index increases will not apply to amounts deducted as Daily Charges because Daily Charges are subtracted from the Investment Base prior to calculating Strategy values. The Daily Charge will continue to be assessed against your Investment Base even if you have made a Performance Lock election.
You could realize losses even when the Index rises. This will occur when the amount of increase attributable to an Index rise is smaller than the amount needed to offset the Daily Charge.
For example, if the Investment Base of an Indexed Strategy at the start of a Term is $100,000, no withdrawals are taken during the Term, and the Daily Charge is 0.95% per year, $950 in Daily Charges will be deducted over the course of the Term, and the remaining Investment Base at the end of the Term will be $99,050 ($100,000 – $950). The Strategy value at the end of the Term will be equal to the remaining Investment Base ($99,050) increased or decreased based on the performance of the applicable Index and the applicable Positive Return Factor and Negative Return Factor rates at the end of the Term. Any gain for the Term will not apply to the $950 applied to pay the Daily Charges because the Daily Charges are subtracted from the Investment Base before calculating the Strategy value.
When the Index falls, the Daily Charge may cause you to realize losses that exceed the Floor or the Downside Participation Rate or reduce the effect of the Buffer.
Effect of Surrenders
If you Surrender your Contract at any time during the first six Contract Years and an Early Withdrawal Charge applies, the amount payable will reflect a deduction for the charge. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Positive Return Factor rates and Negative Return Factor rates, and any Early Withdrawal Charge. If you Surrender your Contract before the end of a Term, the amount payable will reflect the applicable Daily Value Percentage, which could significantly reduce the amount you receive upon Surrender, and any Early Withdrawal Charge.
Effect of All Withdrawals
If you take a withdrawal at any time, we will reduce your Account Value by an amount equal to that withdrawal. If you take a withdrawal during the first six Contract Years and an Early Withdrawal Charge applies, we will also reduce your Account Value by the amount of the Early Withdrawal Charge. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.
Each withdrawal from an Indexed Strategy, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will reduce the Strategy value by the dollar amount of the withdrawal and any related Early Withdrawal Charge. If taken from an Indexed Strategy before the end of a Term, the reduction in Strategy value is determined by the Daily Value Percentage on the date of the withdrawal, or on the locked Daily Value Percentage if you have made a Performance Lock election. Unless you have made a Performance Lock election (which, except for withdrawals, freezes the Strategy value until the end of the Term), a withdrawal before the end of the Term should almost always result in a greater reduction in Strategy value than if the withdrawal had happened at the end of the Term under otherwise identical circumstances. The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Early Withdrawal Charge if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.
All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of withdrawals and Surrenders, please see the Federal Tax Considerations section on page 77.
Early Withdrawal Charges will reduce Indexed Strategy values and may result in losses that exceed the Floor or the Downside Participation Rate or reduce the protection of the Buffer.
Timing and Effect of Withdrawals Before End of Term
Before taking a withdrawal, you should consider the dates on which the Term(s) of your Indexed Strategies end relative to the timing of that withdrawal.
•	If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy.
•	The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal.
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Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term.

•	Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.
Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals available under the Free Withdrawal Allowance, withdrawals that qualify for a waiver of the Early Withdrawal Charge, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, will proportionally reduce the Investment Base.
In order for you to avoid the application of the Daily Value Percentage in calculating the value of an Indexed Strategy, you need to schedule withdrawals to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Early Withdrawal Charges, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage adjustment.
No Ability to Determine Contract Values in Advance
We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit or payable as the Death Benefit.
A Performance Lock election is effective on the Market Close immediately following our receipt of your Request in Good Order, or, if you specifically request it, on the second Market Close following our receipt of your Request in Good Order. This means you will not be able to determine in advance the locked Daily Value Percentage that will be applicable to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage may be higher or lower at the time the Performance Lock election becomes effective than it was when you submitted your Request in Good Order. The Daily Value Percentage on the Market Close immediately following our receipt of your Request in Good Order may be higher or lower than the Daily Value Percentage on the second Market Close following our receipt of your Request in Good Order.
Changes in Positive Return Factors and Trading Cost
We set the Positive Return Factor rates (Caps, Upside Participation Rates, and Trigger Rates) for each new Term of the Indexed Strategies. The Positive Return Factor rate(s) for a new Term of an Indexed Strategy may be lower than its Positive Return Factor rate(s) for the current Term. A Cap may be as low as 1%. A Trigger Rate may be as low as 1%. An Upside Participation Rate may be as low as 5%. You risk the possibility that the Positive Return Factor rate(s) for a new Term may be lower than you would find acceptable.
You bear the risk of any negative effect on the Daily Value Percentage and Indexed Strategy values of an increase in the Trading Cost.
Unavailable Indexed Strategies
At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1‑Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy. Consequently, any other Indexed Strategy you selected may not be available after the end of a Term. In such an event, the Company will amend the prospectus.
The 6‑Year Indexed Strategies are not available for Terms beginning after the first Contract Year. The 3‑Year Indexed Strategies are not available for Terms beginning after the fourth Contract Year.
When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term.
We may establish minimum and maximum amounts or percentages that may be applied to a given Indexed Strategy. This means that an Indexed Strategy you selected may not be available after the end of a Term because the amount to be applied to that Strategy is less than the minimum we set for the new Term. Likewise, the amount to be applied to an Indexed Strategy may be limited by the maximum we set for the new Term, and the amount over that maximum would be reallocated. At least 30 days before the end of each Term, we will send you a written notice with information about any maximum or minimum that will apply for the next Term. No minimum or maximum shall apply to the S&P 500 1‑year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy. If funds cannot be applied to a Strategy due to the minimum or maximum we set for the next Term and you do not request a reallocation of those funds, we will apply the funds for the new Term in the same manner as if the given Indexed Strategy were no longer offered.
If at the end of a Term, an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not request a permissible reallocation of that amount, we will reallocate that amount to another Indexed Strategy as described in the Default Strategy Allocations section on page 39. In these cases, any funds that we allocate to another Indexed Strategy may earn a return that is lower than the return those funds would have earned if they had been applied to the Indexed Strategy you selected.
If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, or because you fail to request a permissible reallocation and you are unhappy with the default allocation, your Surrender may be subject to Daily Value Percentage adjustments, Early Withdrawal Charges, and taxes, and if taken before age 59 1⁄2, a penalty tax. There may be tax consequences if you Surrender your Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.
Replacement of an Index
We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. If we replace or adjust an Index, we will provide notice to you and amend the prospectus. If we replace or adjust an Index during a Term, we will calculate any rise or fall in the Index using the old Index up until the replacement date. After the replacement or adjustment date, we will calculate any rise or fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.
Involuntary Termination of Contract
If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.
No Direct Investment in S&P 500 Index
When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the S&P 500 Index or a direct investment in the stocks included in the Index.
No Direct Investment in an iShares ETF
When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF or iShares U.S. Real Estate ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.
No Direct Investment in SPDR Gold Shares ETF
When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.
No Direct Investment in First Trust Barclays Edge Index
When you allocate money to an Indexed Strategy that uses the First Trust Barclays Edge Index, you will not be investing in that Index, or in any stock or bonds included in that Index. The First Trust Barclays Edge Index is calculated assuming that dividends paid on stocks that make up the First Trust Barclays Edge Index are reinvested. In addition, because the performance of the First Trust Barclays Edge Indexed Strategy is linked to the performance of the First Trust Barclays Edge Index and not the performance of the stocks and bonds included in the Index, and because the Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities, your return will be less than that of a direct investment in such stocks and bonds. Due to the Positive Return Factors, any positive return may be less than the performance of the First Trust Barclays Edge Index.
No Direct Investment in Russell 2000 Index
When you allocate money to an Indexed Strategy that uses the Russell 2000 Index, you will not be investing in that Index, or in any stock included in that Index. The Russell 2000 Index is calculated without taking into account dividends paid on stocks that make up the Russell 2000 Index. In addition, because the performance of a Russell 2000 Indexed Strategy is linked to the performance of the Russell 2000 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the Russell 2000 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the Russell 2000 Index or a direct investment in the stocks included in the Index.
Divergence of Performance
The performance of an Indexed Strategy will diverge from the performance of the underlying Index because changes in the value of an Indexed Strategy at the end of a Term are subject to Positive Return Factors and Negative Return Factors, or the Index change required to qualify for the Trigger Rate and because changes in the value of an Indexed Strategy before the end of a Term are based on the Daily Value Percentage.

EQUITY SECURITIES RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
EQUITY SECURITIES RISK. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

INFLATION RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a portfolio’s assets and distributions may decline.

Business Disruption and Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Disruption and Cybersecurity Risks
We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.
In addition, we are also exposed to risks related to natural and man‑made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man‑made disaster, including a pandemic such as COVID‑19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man‑made disasters.

Market Risk Related to Option Prices [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk Related to Option Prices
Before the end of a Term, money allocated to an Indexed Strategy is subject to the risk that changes in the related option prices may have a negative effect on the value of the Indexed Strategy. This risk applies only if you Surrender your Contract or take a withdrawal before the end of a Term.

INTEREST RATE RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in an underlying portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. A portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher market interest rates may reduce returns for the First Trust Barclays Edge Index. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

U S GOVERNMENT SECURITIES RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	A Buffer is the negative Index change to be disregarded when determining Strategy value at the end of the Term. An Indexed Strategy with a 10% Buffer means that your Strategy value will not be affected by the first 10% of any negative Index change, but your Strategy value will decrease by any negative return in excess of ‑10%. An Indexed Strategy with a 20% Buffer causes the Company to assume the first 20% of any negative Index change, but your Strategy value will decrease by any negative return in excess of ‑20%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return over the Term is ‑18% the value of an Indexed Strategy with a 10% Buffer will decrease by 8% for the Term (the amount that exceeds the Buffer). If the Index return over the Term is ‑18%, the value of an Indexed Strategy with a 20% Buffer will not change for the Term (there is no amount that exceeds the Buffer).
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	A Floor is the maximum percentage decrease in your Strategy value at the end of the Term if there is a negative Index change. An Indexed Strategy with a ‑10% Floor limits the loss from any negative Index change to 10% when determining the Strategy value at the end of the Term. An Indexed Strategy with a 0% Floor eliminates all loss from any negative Index change when determining the Strategy value at the end of the Term.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return over the Term is ‑18% and the Floor is ‑10%, the value of an Indexed Strategy with a ‑10% Floor will decrease by 10% for the Term (the maximum loss allowed under the Floor).
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	A Cap is the maximum increase in Strategy value over the course of the Term.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return over the Term is 16% (measured from the beginning of the Term to the end of the Term), the value of an Indexed Strategy with a 10% Cap will increase by 10% for the Term (the maximum allowed under the Cap). For a Term of a Combination Strategy with a Cap, the Cap is applied after application of the Upside Participation Rate. For any Cap Strategy, the Cap will vary from Term to Term, but will never be less than 1%. For any Combination Strategy, the Cap will vary from Term to Term, and some Terms may not have a Cap, but any Cap for a Term will never be less than 1%.
Upside Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	An Upside Participation Rate is the portion of any positive Index change (measured from the beginning of the Term to the end of the Term) that is taken into account to determine the Strategy value at the end of the Term.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return over the Term is 16%, at the end of the Term the value of an Indexed Strategy with a 75% Upside Participation Rate will increase by 12% for the Term (75% of the increase in the value of the Index). For a Term of a Combination Strategy with a Cap, the Upside Participation Rate is applied prior to application of the Cap. For any Upside Participation Rate Strategy or Combination Strategy, the Upside Participation Rate will vary from Term to Term, but will never be less than 5%. The Upside Participation Rate for a Term of a Combination Strategy will never be less than 100% when that Term has a Cap.
Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	A Trigger Rate for a Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero or positive at the end of the Term. The Trigger Rate for a Dual Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero, positive, or negative up to the Buffer at the end of the Term.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the index return over the Term is 16%, the value of an Indexed Strategy with an 11% Trigger Rate will increase by 11% for the Term (the Trigger Rate). For any Trigger Strategy, the Trigger Rate will vary from Term to Term, but will never be less than 1%.
Downside Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	A Downside Participation Rate is the portion of any negative Index change that will decrease your Strategy value at the end of the Term. A 50% Downside Participation Rate causes a decrease in Strategy value at the end of the Term equal to 50% of the negative Index change.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return over the Term is ‑18%, the value of an Indexed Strategy with a Downside Participation Rate of 50% will decrease by 9% for the Term (50% of the negative Index change).
iShares MSCI EAFE ETF [Member] | ETF 1 Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares MSCI EAFE ETF	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
iShares MSCI EAFE ETF [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares MSCI EAFE ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
IShares U S Real Estate ETF [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares U.S. Real Estate ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
IShares U S Real Estate ETF [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	iShares U.S. Real Estate ETF	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
SPDR Gold Shares ETF [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	ETF
Index-Linked Option Available, Tracked Index [Text Block]	SPDR Gold Shares ETF	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 0 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Two Years 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | One Year 50 Downside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Three Year 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Six Year 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Years 20 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Two Years 50 Downside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | One Year 10 Buffer 1 Dual Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Three Years 10 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | One Year 20 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Six Years 10 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[4]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | One Year 10 Buffer 1 Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S And P 500 [Member] | Six Years 20 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[4]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | Three Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
S And P 500 [Member] | One Year 10 Floor 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Russell 2000 [Member] | Market Index Six Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | One Year 20 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[5]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Russell 2000 [Member] | Three Years 20 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | One Year 10 Buffer 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[5]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
Russell 2000 [Member] | Market Index Three Year 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[6]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Three Years 10 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Market Index Three Year 10 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[6]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 10 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Six Years 20 Buffer 5 Upside Participation Rate 1 Cap [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[4]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate & 1% Cap
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Russell 2000 [Member] | Market Index Six Year 20 Buffer 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000	[3]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
First Trust Barclays Edge [Member] | Market Index 1 Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust Barclays Edge	[2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	50.00%
Index-Linked Option Available, Index Loss Limit Type	Downside Participation Rate
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
First Trust Barclays Edge [Member] | One Year 50 Downside Participation Rate 5 Upside Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust Barclays Edge
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Index Gain Limit Type	Upside Participation Rate
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
C000258755 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Index Summit 6 Pro
Non-variable Annuities, Number Outstanding	0
Non-variable Annuities, Total Value	$ 0
Non-variable Annuities, Number Sold	0
Non-variable Annuities, Gross Premiums	$ 0
Non-variable Annuities, Value Redeemed	$ 0
Non-variable Annuities, Combination [Flag]	false
C000261635 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Index Summit 6 Pro® with Death Benefit Return of Premium Guarantee
Non-variable Annuities, Number Outstanding	15,281
Non-variable Annuities, Total Value	$ 3,412,304,242
Non-variable Annuities, Number Sold	4,295
Non-variable Annuities, Gross Premiums	$ 762,819,482
Non-variable Annuities, Value Redeemed	$ 65,713,130
Non-variable Annuities, Combination [Flag]	false

[1]	As a percentage of the remaining Investment Base of each Indexed Strategy.
[2]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[3]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[4]	These Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in California until after regulatory approval is received.
[5]	These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.
[6]	These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in California on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.